Operating expenses	9 Months Ended
Sep. 30, 2025
Expenses by nature [abstract]
Operating expenses	Operating expensesNote 19.1. Sales and marketing

(amounts in thousands of euros)
SALES AND MARKETING	FOR THE THREE MONTHS ENDED SEPTEMBER 30, 2024	FOR THE THREE MONTHS ENDED SEPTEMBER 30, 2025	FOR THE NINE MONTHS ENDED SEPTEMBER 30, 2024	FOR THE NINE MONTHS ENDED SEPTEMBER 30, 2025
Personnel costs	448	1,256	1,901	2,217
Consulting and professional fees	270	568	2,363	952
Other sales and marketing expenses	135	14	819	203
Sales & Marketing	853	1,838	5,082	3,372
The sales and marketing expenses as of September 30, 2025 consist primarily in consulting costs associated with market research in preparation for the Group's future sales and commercialization efforts in the U.S. The decrease for the nine-month period ended
September 30, 2025 compared to September 30, 2024 was predominantly driven by a reduction in the headcount of the Group's Sales and Marketing department as well as one-time costs that were incurred in 2024 for the Group's corporate re-branding, including its new website. The increase for the three-month period ended September 30, 2025 compared to September 30, 2024 is primarily driven by personnel costs related to share-based compensation (AGAs).
Note 19.2. Research and development
Research and development expenses break down as follows:

(amounts in thousands of euros)
RESEARCH AND DEVELOPMENT EXPENSES	FOR THE THREE MONTHS ENDED SEPTEMBER 30, 2024	FOR THE THREE MONTHS ENDED SEPTEMBER 30, 2025	FOR THE NINE MONTHS ENDED SEPTEMBER 30, 2024	FOR THE NINE MONTHS ENDED SEPTEMBER 30, 2025
Sub-contracting, studies and research	33,271	28,017	80,553	87,309
Personnel costs	4,868	23,528	14,659	34,835
Consulting and professional fees	4,156	3,029	9,644	8,877
Intellectual property fees	493	443	1,434	920
Other research and development expenses	497	399	1,646	1,421
Research and development expenses	43,286	55,416	107,936	133,362
For the nine-month period ended September 30, 2025, research and development expenses were €133,362 thousand, as compared to
€107,936 thousand for the nine-month period ended September 30, 2024, and consisted primarily of expenses related to the UC clinical program for €92,784 thousand, the CD clinical program for €11,472 thousand, the development of new indications for obefazimod for €6,295 thousand as well as transversal activities for €20,367 thousand. This increase was primarily due to increased expenses relating to (i) the continued progression of the UC clinical program and Phase 3 induction trials data read-out during the third quarter of 2025 for €8,579 thousand, (ii) new indications for obefazimod by €5,985 thousand, (iii) the CD clinical program, resulting from the progression of the Phase 2b trials in CD by €5,385 thousand and (iv) transversal activities by €5,948 thousand, mainly due to increased chemistry, manufacturing and control ("CMC") & supply chain costs related to the progression of clinical trials and anticipation of future commercial launch..
These increased costs also resulted from a sharp rise in employer contributions related to share-based payments (AGAs) by €14,815 thousand, in turn attributable to the increase in the Company's share price during the third quarter of 2025 (see Note 14) and recorded under the line item Personnel costs. Similar factors have driven the increase for the three-month period ended September 30, 2025 compared to September 30, 2024.
Note 19.3. General and administrative

(amounts in thousands of euros)
GENERAL AND ADMINISTRATIVE EXPENSES	FOR THE THREE MONTHS ENDED SEPTEMBER 30, 2024	FOR THE THREE MONTHS ENDED SEPTEMBER 30, 2025	FOR THE NINE MONTHS ENDED SEPTEMBER 30, 2024	FOR THE NINE MONTHS ENDED SEPTEMBER 30, 2025
Personnel costs	4,051	21,042	15,483	31,588
Consulting and professional fees	2,229	3,542	6,077	7,245
Other general and administrative expenses	1,095	917	3,746	2,971
General and administrative expenses	7,375	25,500	25,306	41,803
For the nine-month period ended September 30, 2025, general and administrative expenses were €41,803 thousand, as compared to
€25,306 thousand for the nine-month period ended September 30, 2024. This increase was primarily due to the sharp rise in employer contributions related to share-based payments (AGAs) by €15,075 thousands and an increase in consulting and professional fees by
€1,168 thousand, resulting from an increase in legal and professional fees and costs associated with operating as a dual-listed public company.
Similar factors have driven the decrease for the three-month periods ended September 30, 2025 compared to September 30, 2024.